FAIR VALUE MEASUREMENTS - (Details) - USD ($)		2 Months Ended	3 Months Ended		10 Months Ended
	May 19, 2020	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of Private Warrant liabilities		$ (9,826,000)	$ (9,826,000)	$ 0
Novus Capital Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of Private Warrant liabilities	$ 13,650,000				$ 13,650,000
Increase in fair value of private warrant liabilities	$ 3,250,000
Private Warrant Liabilities					$ 16,900,000